Employee Stock And Incentive Plan (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit associated witth stock-compensation that vested or was exercised	$ 386	$ 355	$ 67
Performance period specified in grant	3 years
TSR For The Companies Listed In The Standard And Poor's Midcap Utilities Index [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	25.00%
TSR For A Specific Peer Group Of Six Other Investor-Owned Water Companies [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	25.00%
Company's Three-Year Compound Annual Growth Rate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	50.00%
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	5,000,000
Maximum percentage of shares available for issuance may be issued as restricted stock	50.00%
Maximum number of shares subject to grants to any one individual in any one year	200,000
Underlying stock option and restricted stock awards available for grant	4,261,530
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	2,552	943
Tax benefit associated witth stock-compensation that vested or was exercised	1,040	384
Period of compound annual growth rate in earnings per share	3 years
Target earnings per share compound annual growth rate	5.00%
Unrecognized compensation costs	4,210
Vesting period, in years	3 years
Period over which unrecognized compensation cost will be recognized	1 year 10 months 24 days
Aggregate intrinsic value	8,420
Performance Share Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	0.00%
Amortization period of fair value of shares	24 months
Performance Share Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	200.00%
Amortization period of fair value of shares	36 months
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	634	342
Tax benefit associated witth stock-compensation that vested or was exercised	262	142
Unrecognized compensation costs	795
Vesting period, in years	3 years
Period over which unrecognized compensation cost will be recognized	1 year 8 months 12 days
Aggregate intrinsic value	1,740
Intrinsic value of awards vested	247
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	612	1,361	1,944
Tax benefit associated witth stock-compensation that vested or was exercised	580	673	726
Amortization period of fair value of shares	36 months
Unrecognized compensation costs	30
Vesting period, in years	10 years
Period over which unrecognized compensation cost will be recognized	1 month
Adjustment to compensation expense	644
Additional tax expense due to favorable adjustment to compensation expense	52
Percentage of options exercisable annually	33.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,739	1,800	1,927
Tax benefit associated witth stock-compensation that vested or was exercised	721	740	793
Unrecognized compensation costs	707
Period over which unrecognized compensation cost will be recognized	1 year
Aggregate intrinsic value	2,993
Intrinsic value of awards vested	$ 2,384	$ 2,020	$ 1,147